Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data	3 Months Ended										12 Months Ended
	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 30, 2010		Feb. 28, 2010		Nov. 29, 2009	Aug. 30, 2009	May 29, 2011	May 30, 2010	May 31, 2009
Summary Of Significant Accounting Policies
Earnings from continuing operations	$ 138.0	$ 151.7	$ 75.8	$ 113.3	$ 116.0	[1]	$ 134.8	[1]	$ 61.2	$ 95.0	$ 478.7	$ 407.0	$ 371.8
(Loss) earnings from discontinued operations	(0.6)	(0.5)	(1.3)	(0.2)	(0.4)	[1]	(0.5)	[1]	(0.9)	(0.7)	(2.4)	(2.5)	0.4
Net earnings	$ 137.4	$ 151.2	$ 74.5	$ 113.1	$ 115.6	[1]	$ 134.3	[1]	$ 60.3	$ 94.3	$ 476.3	$ 404.5	$ 372.2
Average common shares outstanding - Basic											136.8	139.3	137.4
Effect of dilutive stock-based compensation											3.5	3.1	3.0
Average common shares outstanding - Diluted											140.3	142.4	140.4
Earnings from continuing operations, Basic	$ 1.02	$ 1.11	$ 0.55	$ 0.82	$ 0.83	[1]	$ 0.97	[1]	$ 0.44	$ 0.68	$ 3.50	$ 2.92	$ 2.71
(Loss) earnings from discontinued operations, Basic			$ (0.01)		$ (0.01)	[1]	$ (0.01)	[1]	$ (0.01)		$ (0.02)	$ (0.02)
Net earnings	$ 1.02	$ 1.11	$ 0.54	$ 0.82	$ 0.82	[1]	$ 0.96	[1]	$ 0.43	$ 0.68	$ 3.48	$ 2.90	$ 2.71
Earnings from continuing operations, Diluted	$ 1.00	$ 1.08	$ 0.54	$ 0.80	$ 0.81	[1]	$ 0.95	[1]	$ 0.43	$ 0.67	$ 3.41	$ 2.86	$ 2.65
(Loss) earnings from discontinued operations, Diluted	$ (0.01)		$ (0.01)		$ (0.01)	[1]	$ (0.01)	[1]			$ (0.02)	$ (0.02)
Net earnings	$ 0.99	$ 1.08	$ 0.53	$ 0.80	$ 0.80	[1]	$ 0.94	[1]	$ 0.43	$ 0.67	$ 3.39	$ 2.84	$ 2.65

[1]	During the fourth quarter of fiscal 2010, we recognized a $12.7 million pre-tax reduction in sales associated with a correction to our third quarter estimate of gift card breakage, which reduced earnings from continuing operations and net earnings by $7.8 million, or approximately $0.05 reduction to diluted net earnings per share from continuing operations.